Other Income - Schedule of Other Income (Details) - USD ($)		12 Months Ended
		Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Schedule of Other Income [Line Items]
Total other income		$ 882,238	$ 1,041,062	$ 40,588
Interest income from financial institutions [Member]
Schedule of Other Income [Line Items]
Total other income		24,000	33,959	25,280
Unrealized gain on change in fair value of financial asset at FVTPL [Member]
Schedule of Other Income [Line Items]
Total other income			733,915
Commission fee income [Member]
Schedule of Other Income [Line Items]
Total other income		512,723
Gain on investment [Member]
Schedule of Other Income [Line Items]
Total other income		286,600	188,551
Government subsidies [Member]
Schedule of Other Income [Line Items]
Total other income	[1]			15,308
Reversal of impairment [Member]
Schedule of Other Income [Line Items]
Total other income			44,908
Sundries [Member]
Schedule of Other Income [Line Items]
Total other income		$ 58,915	$ 39,729

[1]	The government subsidies were granted under the Employment Support Scheme (“ESS”) for the Anti-epidemic fund from the Hong Kong Government to provide financial support to enterprises to retain their employees. Employers participating in ESS were required to undertake and warrant that they would: (i) not implement redundancies during the subsidy period; and (ii) spend all the wage subsidies on paying wages to their employees. There were no unfulfilled conditions nor other contingencies attached to the ESS funding.